Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
Voyage revenues	$ 123,336	$ 104,285	$ 360,957	$ 306,369
Vessel operating expenses	(27,621)	(26,724)	(90,057)	(76,113)
Time-charter hire expense	(1,690)	0	(1,690)	0
General and administrative expenses	$ (4,183)	(2,793)	$ (17,850)	(11,592)
Teekay LNG-Marubeni Joint Venture
Related Party Transaction [Line Items]
Joint venture co-owned percentage	52.00%		52.00%
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses	$ (200)	(400)	$ (800)	(900)
Affiliated Entity
Related Party Transaction [Line Items]
Voyage revenues	0	9,296	9,418	26,851
Vessel operating expenses	(4,160)	(5,133)	(15,547)	(14,713)
Time-charter hire expense	(1,690)	0	(1,690)	0
General and administrative expenses	(1,873)	(901)	(9,202)	(5,363)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ (188)	$ (152)	$ (583)	$ (659)
Parent Company | Affiliated Entity
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)			10 years